Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Investor A, Institutional and Class R | LIFEPATH ACTIVE 2015 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About LifePath® Active 2015 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of LifePath® Active 2015 Portfolio (the “2015 Fund” or the “Fund”)is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 123 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-69 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2015
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf2_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	March 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest exclusively in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2015. As of January 31, 2014, the Fund held approximately 39.22% of its assets in underlying funds that invest primarily in equity securities and 60.78% of its assets in underlying funds that invest primarily in fixed income, including underlying funds that invest primarily in money market instruments. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity or fixed income funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2015, the asset allocation of the Fund is expected to be 38% in underlying funds that invest in equity and 62% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management.

		The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
  Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

  Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

  Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
  Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
  Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2015.” The returns for Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Barclays US Aggregate Bond Index® and the 2015 Custom Benchmark. Prior to November 27, 2012, the 2015 Custom Benchmark was comprised of the Barclays US Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index®; effective November 27, 2012, the 2015 Custom Benchmark is comprised of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex US IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones UBS Commodity Index, Barclays US Aggregate Bond Index® and Barclays TIPs. The 2015 Custom Benchmark reflects the investment advisor’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2015 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2015 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS 2015 Fund As of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 12.45% (quarter ended September 30, 2009) and the lowest return for a quarter was –13.47% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/13 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.
Investor A, Institutional and Class R | LIFEPATH ACTIVE 2015 PORTFOLIO | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.83%	[3]
1 Year	rr_ExpenseExampleYear01	605
3 Years	rr_ExpenseExampleYear03	978
5 Years	rr_ExpenseExampleYear05	1,375
10 Years	rr_ExpenseExampleYear10	2,482
2008	rr_AnnualReturn2008	(25.82%)
2009	rr_AnnualReturn2009	25.30%
2010	rr_AnnualReturn2010	13.03%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	12.47%
2013	rr_AnnualReturn2013	10.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.47%)
1 Year	rr_AverageAnnualReturnYear01	4.72%
5 Years	rr_AverageAnnualReturnYear05	10.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2007
Investor A, Institutional and Class R | LIFEPATH ACTIVE 2015 PORTFOLIO | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.39%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.58%	[3]
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	401
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,793
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	12.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2007
Investor A, Institutional and Class R | LIFEPATH ACTIVE 2015 PORTFOLIO | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.07%	[3]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	552
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	$ 2,320
1 Year	rr_AverageAnnualReturnYear01	10.25%
5 Years	rr_AverageAnnualReturnYear05	11.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 20, 2007
Investor A, Institutional and Class R | LIFEPATH ACTIVE 2015 PORTFOLIO | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.67%
5 Years	rr_AverageAnnualReturnYear05	9.56%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Investor A, Institutional and Class R | LIFEPATH ACTIVE 2015 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.68%
5 Years	rr_AverageAnnualReturnYear05	8.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Investor A, Institutional and Class R | LIFEPATH ACTIVE 2015 PORTFOLIO | Barclays US Aggregate Bond Index® (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Investor A, Institutional and Class R | LIFEPATH ACTIVE 2015 PORTFOLIO | 2015 Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.76%
5 Years	rr_AverageAnnualReturnYear05	10.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus on page 137, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets until March 1, 2024. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets until March 1, 2015. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. These contractual agreement(s) may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.